HISTORY, BUSINESS PURPOSE, LIQUIDITY AND GOING CONCERN (Details Narrative) - USD ($)					1 Months Ended			6 Months Ended	12 Months Ended
	Jul. 05, 2022	Jul. 05, 2022	Oct. 08, 2019	Oct. 08, 2019	Nov. 30, 2022	May 31, 2022	Jun. 30, 2021	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 27, 2021
Shares issued for acquisitions									2,000,000
Estimated fair value of transaction									$ 2,000,000
Accumulated deficit								$ 9,881,092	9,018,306	5,104,316
Liabilities								1,776,950	1,069,357	469,622
Sanovas Ophthalmology LLC [Member]
Payment of expenses					$ 586,370	$ 353,432	$ 390,358
Affiliated Entity [Member]
Due to Sanovas								811,176	427,933	142,721
Affiliated Entity [Member] | Sanovas Ophthalmology LLC [Member]
Due to Sanovas									428,000
Private Placement [Member]
Proceeds from issuance of private offerings								$ 60,500	$ 60,500	$ 1,083,000
Option Exchange Agreement [Member]
Options to purchase shares, percentage			10.00%	10.00%
Exchange Agreement [Member]
Shares issued for acquisitions	2,000,000	2,000,000
Exchange Agreement [Member] | Research and Development Expense [Member]
Estimated fair value of transaction	$ 2,000,000	$ 2,000,000
Legal fees	$ 32,889	$ 32,889
Exchange Agreement [Member] | Pre-funded Warrant [Member]
Common stock, shares exchange											28,014,540
Warrant, shares exchanged											28,014,540
Warrant exercise price											$ 0.0001